COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 7 - COMMITMENTS AND CONTINGENCIES

Contractual

The Company neither owns nor leases any real or personal property. An officer has provided office services without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

Legal

We were not subject to any legal proceedings on September 30, 2017 and no legal proceedings are pending or threatened to the next of our knowledge or belief.

Contractual

The Company neither owns nor leases any real or personal property. An officer has provided office services without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

Legal

We were not subject to any legal proceedings on December 31, 2016 and 2015 and no legal proceedings are pending or threatened to the next of our knowledge or belief.